Vessels And Other Fixed Assets (Schedule of Vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Vessels and Other Fixed Assets [Abstract]
Cost, Beginning Balance	$ 764,905	$ 678,725
Cost, Additions	88,505	86,180
Cost, Ending Balance	853,410	764,905
Accumulated Depreciation, Beginning Balance	(97,692)	(66,367)
Depreciation for the period	(34,327)	(31,325)
Accumulated Depreciation, Ending Balance	(132,019)	(97,692)
Net Book Value, Beginning Balance	667,213	612,358
Net Book Value, Additions	54,178	54,855
Net Book Value, Ending Balance	$ 721,391	$ 667,213